RIGHT-OF-USE ASSETS - Schedule of variable lease payments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) lease	Dec. 31, 2024 USD ($) lease	Dec. 31, 2023 USD ($) lease
RIGHT-OF-USE ASSETS
Number of leases | lease	374	307	260
Fixed payments	$ 53,963	$ 45,843	$ 43,873
Variable payments	4,070	4,005	3,420
Total payments	$ 58,033	$ 49,848	$ 47,293
Minimum
RIGHT-OF-USE ASSETS
Variable lease payment (in percentage)	0.30%	0.30%	0.25%
Maximum
RIGHT-OF-USE ASSETS
Variable lease payment (in percentage)	10.00%	10.00%	8.00%
Office premises without variable lease payments
RIGHT-OF-USE ASSETS
Number of leases | lease	11	10	6
Fixed payments	$ 514	$ 457	$ 352
Total payments	$ 514	$ 457	$ 352
Leases without variable lease payments
RIGHT-OF-USE ASSETS
Number of leases | lease	284	225	193
Fixed payments	$ 27,850	$ 25,298	$ 21,135
Total payments	$ 27,850	$ 25,298	$ 21,135
Leases with variable lease payments
RIGHT-OF-USE ASSETS
Number of leases | lease	79	72	61
Fixed payments	$ 25,599	$ 20,088	$ 22,386
Variable payments	4,070	4,005	3,420
Total payments	$ 29,669	$ 24,093	$ 25,806